Regulatory Capital (Narrative Disclosures) (Details)	9 Months Ended
Sep. 30, 2012
Regulatory Capital Requirements [Abstract]
Description of Possible Effects of Noncompliance or Less than Adequately Capitalized	Failure to meet minimum capital requirements can result in certain mandatory, and possibly additional discretionary actions on the part of regulators, that if undertaken, could have a direct material effect on the Banks? assets, liabilities and certain off-balance sheet items as calculated under regulatory practices.